Related Party Transactions - Schedule of dues payables to related party (Detail) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Related Party Transaction
Vessels	$ 30	$ 150
Drydocking supervision fee | KNOT Management
Related Party Transaction
Vessels	58	69
Drydocking supervision fee | KOAS
Related Party Transaction
Vessels	$ (28)	$ 81